Document And Entity Information	Apr. 29, 2022
Document Information [Line Items]
Entity, Registrant Name	Daktronics, Inc.
Document, Type	8-K
Document, Period End Date	Apr. 29, 2022
Entity, Incorporation, State or Country Code	SD
Entity, File Number	0-23246
Entity, Tax Identification Number	46-0306862
Entity, Address, Address Line One	201 Daktronics Drive
Entity, Address, City or Town	Brookings
Entity, Address, State or Province	SD
Entity, Address, Postal Zip Code	57006
City Area Code	605
Local Phone Number	692-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000915779
CommonStockNoParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, No Par Value
Trading Symbol	DAKT
Security Exchange Name	NASDAQ
PreferredStockPurchaseRights Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
Trading Symbol	DAKT
Security Exchange Name	NASDAQ